Net Loss Per Ordinary Share - Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Options [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	11,744,039	10,806,286	11,145,823	11,063,254
Restricted Stock Units [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	10,060,385	9,394,111	9,151,496	7,254,370
Private Warrants [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	359,375	359,375	359,375	790,625